Securitizations and Variable Interest Entities, Residential Mortgage Servicing Rights (Details) - Residential mortgage servicing rights [Member] - $ / loan	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Prepayment speed	12.80%	10.60%	11.50%
Discount rate	7.50%	7.40%	7.00%
Cost to service ($ per loan)	101	128	132